UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06024

Exact name of registrant as specified in charter:	Aberdeen Indonesia Fund, Inc.

Address of principal executive offices:	c/o 1735 Market Street, 32nd Floor Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia Aberdeen Asset Management Inc. c/o 1735 Market Street, 32nd Floor Philadelphia, PA 19103

Registrant’s telephone number, including area code:	866-839-5205

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2013

Item 1: The schedule of investments for the three-month period ended September 30, 2013 is filed herewith.

Aberdeen Indonesia Fund, Inc.

Portfolio of Investments (unaudited)

September 30, 2013

No. of Shares	Description	Value
LONG-TERM EQUITY SECURITIES-100.6%
INDONESIA-89.5%
AUTOMOBILES-4.2%
7,831,610	PT Astra International Tbk(a)	$4,363,481

BEVERAGES-5.5%
49,500	PT Multi Bintang Indonesia Tbk(b)	5,727,979

CAPITAL MARKETS-0.1%
267,500	PT Saratoga Investama Sedaya(c)	105,106

COMMERCIAL BANKS-20.3%
3,610,000	PT Bank Central Asia Tbk(a)	3,119,312
81,468,617	PT Bank OCBC NISP Tbk(c)	8,829,285
76,993,816	PT Bank Permata Tbk(a)(c)	9,178,551
		21,127,148
CONSTRUCTION MATERIALS-7.4%
30,025,500	PT Holcim Indonesia Tbk(a)	6,157,912
991,000	PT Indocement Tunggal Prakarsa Tbk(a)	1,540,968
		7,698,880
DIVERSIFIED TELECOMMUNICATION SERVICES-5.4%
17,152,800	PT Telekomunikasi Indonesia Persero Tbk(a)	3,116,383
6,928,000	PT XL Axiata Tbk(a)	2,544,456
		5,660,839
FOOD & STAPLES RETAILING-1.5%
5,474,000	PT Hero Supermarket Tbk(a)(c)	1,558,403

FOOD PRODUCTS-8.4%
655,240	M.P. Evans Group PLC(d)	4,863,621
958,000	Petra Foods Limited(a)	2,644,670
11,200,000	PT Austindo Nusantara Jaya(a)(c)	1,205,520
		8,713,811
GAS UTILITIES-2.9%
6,625,500	PT Perusahaan Gas Negara Persero Tbk(a)	2,976,793

HOUSEHOLD PRODUCTS-5.7%
2,268,000	PT Unilever Indonesia Tbk(a)	5,907,512

MACHINERY-2.2%
1,650,000	PT United Tractors Tbk(a)	2,324,902

MARINE-1.9%
39,466,344	PT Wintermar Offshore Marine Tbk	2,010,807

METALS & MINING-3.5%
18,668,500	PT Vale Indonesia Tbk(a)	3,632,836

MULTILINE RETAIL-2.5%
24,983,000	PT Ramayana Lestari Sentosa Tbk(a)	2,609,971

OIL, GAS & CONSUMABLE FUELS-3.2%
1,454,500	PT Indo Tambangraya Megah(a)	3,303,431

PERSONAL PRODUCTS-3.7%
4,179,000	PT Mandom Indonesia Tbk(b)	3,807,293

PHARMACEUTICALS-2.0%
125,000	PT Merck Tbk(b)	2,104,922

SPECIALTY RETAIL-3.1%
53,812,000	PT Ace Hardware Indonesia Tbk(a)	3,256,302

TEXTILES, APPAREL & LUXURY GOODS-3.7%
41,066,000	PT Sepatu Bata Tbk	3,865,452

See Notes to Portfolio of Investments

Aberdeen Indonesia Fund, Inc.

Portfolio of Investments (unaudited) (concluded)

September 30, 2013

No. of Shares	Description	Value
TRADING COMPANIES & DISTRIBUTORS-2.3%
6,843,000	PT AKR Corporindo Tbk(a)	2,364,131
	Total Indonesia (cost $67,051,261)	93,119,999
SINGAPORE-11.1%
COMMERCIAL BANKS-2.8%
169,660	Oversea-Chinese Banking Corp. Limited(a)	1,394,227
91,013	United Overseas Bank Limited(a)	1,501,249
		2,895,476
DISTRIBUTORS-8.3%
285,000	Jardine Cycle & Carriage Limited(a)(e)	8,679,479
	Total Singapore (cost $6,990,128)	11,574,955
	Total Long-Term Equity Securities (cost $74,041,389)	104,694,954

Principal Amount (000’s)
SHORT-TERM INVESTMENT-2.4%
GRAND CAYMAN-2.4%
$2,448	Wells Fargo, overnight deposit, 0.03%, 10/01/13 (cost $2,448,000)	2,448,000
	Total Investments-103.0% (cost $76,489,389)	107,142,954
	Liabilities in Excess of Cash and Other Assets-(3.0)%	(3,083,109)
	Net Assets-100.0%	$104,059,845

(a)                                 Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Board of Directors. See Note (a) of the accompanying notes to schedule of investments.

(b)                                 Illiquid Security.

(c)                                  Non-income producing security.

(d)                                 UK listed security, but majority of the security’s business is conducted in Indonesia.

(e)                                  Singapore listed security, but majority of the security’s business is conducted in Indonesia.

See Notes to Portfolio of Investments

Aberdeen Indonesia Fund, Inc.

Notes to Portfolio of Investments (unaudited)

September 30, 2013

(a) Security Valuation:

The Fund is required to value its securities at fair value, which is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. The Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange-traded funds are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined as a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price on the mean price as noted above. Valuation factors are provided by an independent pricing service provider. Their valuation factors are used when pricing the Fund’s portfolio holding to estimate market movements between the time markets close and the time the Fund values such foreign securities. When the prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. These valuation factors are based on inputs, such as depositary receipts, S&P 500 Index/S&P 500 Futures, Nikkei 225 Futures, sector indices/ETFs, exchange rates, and historical opening and closing prices of each security. If the pricing service is unable to provide a valuation factor, or if the valuation factor falls below a predetermined threshold, the security is valued at the last sale price. A security that applies a valuation factor is determined as a Level 2 investment. When no valuation factor is applied, the security is determined as a Level 1 investment.

In the event that a security’s market quotation is not readily available or is deemed unreliable, the fair value of a security is determined by the Fund’s Pricing Committee (which is appointed by the Board of Directors), taking into account the relevant factors and surrounding circumstances. A security that has been fair valued may be classified as Level 2 or 3 depending on the nature of the inputs.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments using a three level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1 measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for identical assets and Level 3 measurements to valuations based upon unobservable inputs that are significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized below:

Level 1 — quoted prices in active markets for identical investments;

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc); or

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund’s investments carried at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Refer to the Portfolio of Investments for a detailed breakout of the security types:

Investments, at value	Level 1	Level 2	Level 3	Balance as of 09/30/2013
Long-Term Investments
Beverages	$5,727,979	$—	$—	$5,727,797
Capital Markets	105,106	—	—	105,106
Commercial Banks	8,829,285	15,193,339	—	24,022,624
Food Products	4,863,621	3,850,190	—	8,713,811
Marine	2,010,807	—	—	2,010,807
Personal Products	3,807,293	—	—	3,807,293
Pharmaceuticals	2,104,922	—	—	2,104,922
Textiles, Apparel & Luxury Goods	3,865,452	—	—	3,865,452
Other	—	54,336,960	—	54,336,960
Short-Term Investments	—	2,448,000	—	2,448,000
Total	$31,314,465	$75,828,489	$—	$107,142,954

Amounts listed as “-” are $0 or round to $0.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing transfers at the end of each period. As described above, certain foreign securities are valued utilizing an independent pricing service to reflect any significant market movements between the time the Fund values such foreign securities and the earlier closing of foreign markets. The utilization of valuation factors may result  in transfers between Level 1 and Level 2. For the period ended September 30, 2013, the security issued by PT Wintermar Offshore Marine Tbk, in the amount of $2,010,807, transferred from Level 2 to

Aberdeen Indonesia Fund, Inc.

Portfolio of Investments (unaudited) (continued)

September 30, 2013

Level 1 because no valuation factor was applied at September 30, 2013. For the period ended September 30, 2013, the security issued by PT Sepatu Bata, in the amount of $3,865,452, transferred from Level 3 to Level 1 because the security was fair valued by the Fund’s Pricing Committee as of December 31, 2012, but was valued using the latest available price with no adjustment at September 30, 2013 because it was actively trading. For the period ended September 30, 2013, there have been no significant changes to the fair valuation methodologies.

The following is a reconciliation of investments in which unobservable inputs (Level 3) were used in determining value:

Investments, at value	Balance as of 12/31/2012	Accrued discounts/ premiums	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Capital Contributed	Distributions /Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 09/30/2013
PT Sepatu Bata Tbk	$2,509,157	$—	$—	$1,356,295	$—	$—	$—	$(3,865,452)	$—
Total	$2,509,157	$—	$—	$1,356,295	$—	$—	$—	$(3,865,452)	$—

The change in unrealized appreciation/depreciation relating to investments still held at September 30, 2013, is $1,356,295.

(b) Short-Term Investment:

The Fund sweeps available cash into a short-term time deposit available through Brown Brothers Harriman & Co. (“BBH & Co.”), the Fund’s custodian. The short-term time deposit is a variable rate account classified as a short-term investment.

(c) Foreign Currency Translation:

Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of the Valuation Time, as provided by an independent pricing service approved by the Board.

Foreign currency amounts are translated into U.S. Dollars on the following basis:

(I)	market value of investment securities, other assets and liabilities at the rate of exchange at the Valuation Time; and

(II)	purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of gains and losses on investments in equity securities which is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities. Accordingly, realized and unrealized foreign currency gains and losses with respect to such securities are included in the reported net realized and unrealized gains and losses on investment transactions balances.

The Fund reports certain foreign currency related transactions and foreign taxes withheld on security transactions as components of realized gains for financial reporting purposes, whereas such foreign currency related transactions are treated as ordinary income for U.S. federal income tax purposes.

Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation/depreciation in value of investments, and translation of other assets and liabilities denominated in foreign currencies.

Net realized foreign currency transactions represent foreign exchange gains and losses from transactions in foreign currencies and forward foreign currency contracts, exchange gains or losses realized between the trade date and settlement date on security transactions, and the difference between the amounts of interest and dividends recorded on the Fund’s books and the U.S. Dollar equivalent of the amounts actually received.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin, including unanticipated movements in the value of the foreign currency relative to the U.S. Dollar. When the U.S. Dollar rises in value against foreign currency, the Fund’s investments denominated in that currency will lose value because its currency is worth fewer U.S. Dollars; the opposite effect occurs if the U.S. Dollar falls in relative value.

(d) Security Transactions and Investment Income:

Securities transactions are recorded on the trade date. Realized and unrealized gains/(losses) from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Interest income is recorded on an accrual basis. Expenses are recorded on an accrual basis.

(e) Distributions:

On an annual basis, the Fund intends to distribute its net realized capital gains, if any, by way of a final distribution to be declared during the calendar quarter ending December 31. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for foreign currencies.

Aberdeen Indonesia Fund, Inc.

Notes to Portfolio of Investments (unaudited) (concluded)

September 30, 2013

(f) Federal Income Tax Cost:

At September 30, 2013, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $76,489,389, $45,443,374, $(14,789,809) and $30,653,565, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the website of the Securities and Exchange Commission at www.sec.gov.

(g) Subsequent Events:

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financials statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of September 30, 2013.

Item 2 — Controls and Procedures

a)             The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of the Evaluation Date.

b)             There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)         Certifications of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Indonesia Fund, Inc.

By:	/s/ Christian Pittard
Christian Pittard,
Principal Executive Officer of
Aberdeen Indonesia Fund, Inc.

Date: November 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Christian Pittard
Christian Pittard,
Principal Executive Officer of
Aberdeen Indonesia Fund, Inc.

Date: November 26, 2013

By:	/s/ Andrea Melia
Andrea Melia,
Principal Financial Officer of
Aberdeen Indonesia Fund, Inc.

Date: November 26, 2013